Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	3 Months Ended
Jun. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

At June 30, 2014 and December 31, 2013, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	June 30, 2014	December 31, 2013
Borrowings under lines of credit	$197,567	$95,690
Other financial liabilities	237	958
Short-term borrowings and other financial liabilities	197,804	96,648
Short-term borrowings from related parties (see Note 2.b)	161,984	62,342
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$359,788	$158,990

	June 30, 2014	December 31, 2013
Borrowings under lines of credit	$197,567	$95,690
Other financial liabilities	237	958
Short-term borrowings and other financial liabilities	197,804	96,648
Short-term borrowings from related parties (see Note 2.b)	161,984	62,342
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$359,788	$158,990